Investment Portfolio - March 31, 2020

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 26.1%

Non-Convertible Corporate Bonds - 26.1%
Communication Services - 5.3%
Diversified Telecommunication Services - 2.6%
AT&T, Inc., 4.25%, 3/1/2027	Baa2	$1,820,000	$1,933,147
Verizon Communications, Inc., 5.25%, 3/16/2037	Baa1	2,590,000	3,289,611

			5,222,758

Interactive Media & Services - 0.9%

Tencent Holdings Ltd. (China)[2], 3.975%, 4/11/2029	A1	1,550,000	1,729,415

Media - 1.8%
Comcast Corp., 3.25%, 11/1/2039	A3	1,610,000	1,661,977
Discovery Communications LLC, 5.20%, 9/20/2047	Baa3	1,870,000	1,884,162

			3,546,139

Total Communication Services			10,498,312

Consumer Discretionary - 4.0%
Internet & Direct Marketing Retail - 2.8%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	A1	1,660,000	1,740,069
Booking Holdings, Inc., 3.60%, 6/1/2026	A3	2,790,000	2,721,068
Expedia Group, Inc., 3.80%, 2/15/2028	Baa3	1,165,000	1,007,016

			5,468,153

Specialty Retail - 0.8%

The TJX Cos, Inc., 3.50%, 4/15/2025	A3	1,450,000	1,482,144

Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., 2.75%, 3/27/2027	A1	850,000	883,226

Total Consumer Discretionary			7,833,523

Energy - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Energy Transfer Operating LP, 6.50%, 2/1/2042	Baa3	1,330,000	1,211,007
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	Baa2	1,620,000	1,684,958
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	Baa3	2,280,000	2,062,944
The Williams Companies, Inc., 3.75%, 6/15/2027	Baa3	1,495,000	1,369,471

Total Energy			6,328,380

Financials - 4.6%
Banks - 4.2%
Bank of America Corp., 4.00%, 1/22/2025	Baa1	2,750,000	2,894,076
Citigroup, Inc., 4.45%, 9/29/2027	Baa2	1,730,000	1,806,163
JPMorgan Chase & Co.[4], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	A2	1,500,000	1,589,364
Santander Holdings USA, Inc., 4.50%, 7/17/2025	Baa3	1,980,000	2,020,010

			8,309,613

Investment Portfolio - March 31, 2020

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance - 0.4%
Visa, Inc., 2.70%, 4/15/2040	Aa3	$850,000	$850,756

Total Financials			9,160,369

Health Care - 2.2%
Health Care Providers & Services - 1.8%
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 4.125%, 10/15/2020	Baa3	2,000,000	1,987,055
HCA, Inc., 4.125%, 6/15/2029	Baa3	1,540,000	1,542,653

			3,529,708

Pharmaceuticals - 0.4%
Pfizer, Inc., 2.625%, 4/1/2030	A1	890,000	935,803

Total Health Care			4,465,511

Industrials - 2.3%
Industrial Conglomerates - 0.7%

General Electric Co.[4,5], (3 mo. LIBOR US + 3.330%), 5.00%	Baa3	1,590,000	1,311,750

Trading Companies & Distributors - 1.6%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	Baa3	1,810,000	1,532,438
Air Lease Corp., 3.625%, 4/1/2027	BBB[3]	1,025,000	860,902
Avolon Holdings Funding Ltd. (Ireland)[2], 3.25%, 2/15/2027	Baa3	1,060,000	831,286

			3,224,626

Total Industrials			4,536,376

Materials - 0.9%
Metals & Mining - 0.9%

Southern Copper Corp. (Peru), 5.375%, 4/16/2020	Baa2	1,740,000	1,731,306

Real Estate - 2.9%
Equity Real Estate Investment Trusts (REITS) - 2.9%
American Tower Corp., 3.80%, 8/15/2029	Baa3	2,070,000	2,095,461
Crown Castle International Corp., 3.10%, 11/15/2029	Baa3	3,275,000	3,137,263
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	Aaa	450,000	452,959

Total Real Estate			5,685,683

Utilities - 0.7%
Electric Utilities - 0.7%
Dominion Energy, Inc., 3.375%, 4/1/2030	Baa2	1,450,000	1,451,958

TOTAL CORPORATE BONDS (Identified Cost $53,422,648)			51,691,418

Investment Portfolio - March 31, 2020

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

ASSET-BACKED SECURITIES - 11.5%

Cazenovia Creek Funding II LLC, Series 2018-1A, Class A2, 3.561%, 7/15/2030	WR6	$204,215	$195,590
CCG Receivables Trust, Series 2019-1, Class A2[2], 2.80%, 9/14/2026	AAA[3]	1,704,476	1,726,149
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (Canada)[2], 2.12%, 11/15/2029	Aaa	189,859	188,682
Commonbond Student Loan Trust, Series 2019-AGS, Class A1[2], 2.54%, 1/25/2047	Aaa	1,394,618	1,409,777
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A2, 3.01%, 2/16/2027	Aaa	798,663	798,770
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A2, 2.01%, 2/15/2029	Aaa	500,000	463,869
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B2, 2.39%, 4/16/2029	Aa2	600,000	530,388
Home Partners of America Trust, Series 2019-1, Class A2, 2.908%, 9/17/2039	Aaa	976,291	946,777
Invitation Homes Trust, Series 2017-SFR2, Class A2,[7], (1 mo. LIBOR US + 0.850%), 1.65%, 12/17/2036	Aaa	142,414	129,251
Invitation Homes Trust, Series 2017-SFR2, Class B2,[7], (1 mo. LIBOR US + 1.150%), 1.95%, 12/17/2036	Aa1	115,000	100,423
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A2, 2.64%, 5/15/2068	AAA[3]	1,000,000	1,018,442
Navient Student Loan Trust, Series 2014-1, Class A3[7], (1 mo. LIBOR US + 0.510%), 1.457%, 6/25/2031	A1	1,019,949	988,444
Navient Student Loan Trust, Series 2019-2A, Class A2[2],[7], (1 mo. LIBOR US + 1.000%), 1.947%, 2/27/2068	Aaa	1,820,000	1,752,597
Nelnet Student Loan Trust, Series 2012-3A, Class A2,[7], (1 mo. LIBOR US + 0.700%), 1.647%, 2/25/2045	Aaa	1,043,136	994,373
Nelnet Student Loan Trust, Series 2013-5A, Class A2,[7], (1 mo. LIBOR US + 0.630%), 1.577%, 1/25/2037	Aaa	1,155,248	1,101,612
Oxford Finance Funding LLC, Series 2019-1A, Class A2[2], 4.459%, 2/15/2027	WR6	900,000	907,996
Oxford Finance Funding LLC, Series 2020-1A, Class A2[2], 3.101%, 2/15/2028	WR6	935,000	897,348
Progress Residential Trust, Series 2017-SFR2, Class A2, 2.897%, 12/17/2034	Aaa	399,257	397,149
Progress Residential Trust, Series 2019-SFR2, Class A2, 3.147%, 5/17/2036	Aaa	910,000	899,244
Progress Residential Trust, Series 2019-SFR4, Class A2, 2.687%, 10/17/2036	Aaa	800,000	773,950
SMB Private Education Loan Trust, Series 2020-A, Class A2A2, 2.23%, 9/15/2037	Aaa	1,285,000	1,269,371
SoFi Consumer Loan Program Trust, Series 2019-2, Class A2, 3.01%, 4/25/2028	AAA[3]	420,835	408,218
SoFi Consumer Loan Program Trust, Series 2019-3, Class A2, 2.90%, 5/25/2028	AAA[3]	610,229	591,209

Investment Portfolio - March 31, 2020

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

ASSET-BACKED SECURITIES (continued)

SoFi Professional Loan Program LLC, Series 2016-E, Class A2B2, 2.49%, 1/25/2036	Aaa	$551,337	$554,322
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX2, 2.05%, 1/25/2041	Aaa	11,515	11,502
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX2, 2.84%, 1/25/2041	Aaa	150,000	147,407
SoFi Professional Loan Program Trust, Series 2018-B, Class A2FX2, 3.34%, 8/25/2047	Aaa	550,000	531,567
SoFi Professional Loan Program Trust, Series 2018-C, Class A1FX2, 3.08%, 1/25/2048	Aaa	229,712	228,712
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX2, 2.54%, 5/15/2046	AAA[3]	820,000	793,076
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	WR6	63,540	63,210
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,8], 2.50%, 10/25/2056	Aaa	396,311	389,398
Towd Point Mortgage Trust, Series 2017-1, Class A1[2,8], 2.75%, 10/25/2056	Aaa	348,617	348,773
Towd Point Mortgage Trust, Series 2019-HY1, Class A1[2,7], (1 mo. LIBOR US + 1.000%), 1.947%, 10/25/2048	Aaa	310,889	304,986
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	Aaa	481,480	473,324
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	Aaa	498,586	489,407

TOTAL ASSET-BACKED SECURITIES (Identified Cost $23,290,715)			22,825,313

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.6%

Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	AA3	10,349	10,273
BWAY Mortgage Trust, Series 2015-1740, Class A2, 2.917%, 1/10/2035	AAA[3]	400,000	375,725
CIM Trust, Series 2019-INV1, Class A1[2,8], 4.00%, 2/25/2049	Aaa	227,177	224,899
Credit Suisse Mortgage Capital Trust, Series 2013-6, Class 2A1[2,8], 3.50%, 8/25/2043	AAA[3]	665,840	659,128
Credit Suisse Mortgage Capital Trust, Series 2013-7, Class A6[2,8], 3.50%, 8/25/2043	AAA[3]	983,542	1,005,874
Credit Suisse Mortgage Capital Trust, Series 2013-IVR2, Class A2[2,8], 3.00%, 4/25/2043	AAA[3]	778,957	782,739
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,8], 2.50%, 5/25/2043	AAA[3]	192,837	183,628
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,8], 2.13%, 2/25/2043	AAA[3]	139,600	131,694
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	Aaa	528,143	564,696
Fannie Mae-Aces, Series 2017-M15, Class A1[8], 2.959%, 9/25/2027	WR6	942,918	1,020,629
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A2, 3.144%, 12/10/2036	Aaa	1,050,000	975,580

Investment Portfolio - March 31, 2020

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[8], 1.15%, 4/25/2021	Aaa	$6,792,775	$60,256
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[8], 1.478%, 10/25/2021	Aaa	1,012,124	18,987
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[8], 1.42%, 6/25/2022	Aaa	8,748,534	223,449
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[8], 0.18%, 4/25/2023	Aaa	13,013,930	63,859
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[8], 0.095%, 5/25/2023	Aaa	7,649,727	25,810
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	Aaa	533,640	553,147
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	Aaa	412,904	425,602
FREMF Mortgage Trust, Series 2011-K15, Class B2,8, 4.961%, 8/25/2044	WR6	170,000	169,591
FREMF Mortgage Trust, Series 2014-K715, Class B2,8, 3.971%, 2/25/2046	Aa2	465,000	464,229
FREMF Mortgage Trust, Series 2015-K42, Class B2,8, 3.851%, 12/25/2024	A3	380,000	370,637
FREMF Mortgage Trust, Series 2015-K43, Class B2,8, 3.733%, 2/25/2048	WR6	400,000	388,179
FREMF Mortgage Trust, Series 2015-K720, Class B2,8, 3.392%, 7/25/2022	Baa1	340,000	335,260
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	Aaa	438,379	445,547
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[2], 4.07%, 11/15/2043	AAA[3]	110,280	107,535
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,8], 3.00%, 3/25/2043	WR6	95,228	95,014
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,8], 3.50%, 5/25/2043	AAA[3]	110,935	112,657
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,8], 3.00%, 6/25/2029	AAA[3]	132,471	131,374
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[2,8], 3.50%, 8/25/2047	Aaa	504,928	502,820
JP Morgan Mortgage Trust, Series 2017-6, Class A3[2,8], 3.50%, 12/25/2048	Aaa	233,323	237,174
JP Morgan Mortgage Trust, Series 2017-6, Class A5[2,8], 3.50%, 12/25/2048	Aaa	349,977	349,580
New Residential Mortgage Loan Trust, Series 2014-1A, Class A2,8, 3.75%, 1/25/2054	AAA[3]	223,306	229,804
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,8], 3.75%, 11/25/2054	AA3	98,727	102,103
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,8], 3.75%, 8/25/2055	Aaa	219,699	226,382
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,8], 3.75%, 11/25/2056	AAA[3]	188,266	193,650

Investment Portfolio - March 31, 2020

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

PMT Loan Trust, Series 2013-J1, Class A9[2,8], 3.50%, 9/25/2043	AAA[3]	$782,900	$799,273
Sequoia Mortgage Trust, Series 2012-3, Class A1[8], 3.50%, 7/25/2042	Aaa	245,176	242,764
Sequoia Mortgage Trust, Series 2013-6, Class A2[8], 3.00%, 5/25/2043	Aaa	1,549,799	1,554,886
Sequoia Mortgage Trust, Series 2013-7, Class A2[8], 3.00%, 6/25/2043	AAA[3]	121,693	118,711
Sequoia Mortgage Trust, Series 2013-8, Class A1[8], 3.00%, 6/25/2043	Aaa	162,402	162,557
Sequoia Mortgage Trust, Series 2016-3, Class A10[2,8], 3.50%, 11/25/2046	Aaa	802,371	805,807
Sequoia Mortgage Trust, Series 2020-1, Class A4[2,8], 3.50%, 2/25/2050	WR6	851,646	857,146
Starwood Retail Property Trust, Series 2014-STAR, Class A2,7, (1 mo. LIBOR US + 1.470%), 2.175%, 11/15/2027	BBB[3]	363,400	339,187
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A2,8, 2.86%, 4/25/2041	WR6	888,766	888,010
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A2,7, (1 mo. LIBOR US + 1.050%), 1.755%, 12/15/2033	AAA[3]	415,000	357,510
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2], 4.393%, 11/15/2043	Aaa	211,912	212,441
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[2,8], 4.869%, 2/15/2044	Aaa	692,100	699,780
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,8], 3.50%, 1/20/2045	WR6	106,215	107,829
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,8], 3.50%, 3/20/2045	Aaa	50,442	50,004

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $19,001,593)			18,963,416

FOREIGN GOVERNMENT BONDS - 1.0%

Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020 (Identified Cost $1,999,605)	Aa2	2,000,000	2,017,500

U.S. TREASURY SECURITIES - 30.9%

U.S. Treasury Bonds - 13.1%
U.S. Treasury Bond, 2.50%, 2/15/2045		5,767,000	7,210,778
U.S. Treasury Bond, 3.00%, 5/15/2047		7,297,000	10,114,896
U.S. Treasury Inflation Indexed Bond, 2.00%, 1/15/2026		5,686,406	6,325,143
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042		1,980,780	2,218,338

Total U.S. Treasury Bonds
(Identified Cost $22,011,046)			25,869,155

U.S. Treasury Notes - 17.8%
U.S. Treasury Floating Rate Note[7], (3 mo. US Treasury Bill Yield + 0.300%), 0.425%, 10/31/2021		2,170,000	2,176,259
U.S. Treasury Inflation Indexed Note, 0.50%, 4/15/2024		5,446,676	5,525,353
U.S. Treasury Note, 2.625%, 5/15/2021		5,000	5,140
U.S. Treasury Note, 2.50%, 5/15/2024		8,359,000	9,094,984
U.S. Treasury Note, 2.125%, 5/15/2025		8,480,000	9,213,719

Investment Portfolio - March 31, 2020

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 1.625%, 5/15/2026	$8,737,000	$9,324,358

Total U.S. Treasury Notes (Identified Cost $33,904,211)		35,339,813

TOTAL U.S. TREASURY SECURITIES (Identified Cost $55,915,257)		61,208,968

U.S. GOVERNMENT AGENCIES - 19.7%

Mortgage-Backed Securities - 19.7%
Fannie Mae, Pool #888468, UMBS, 5.50%, 9/1/2021	20,680	20,983
Fannie Mae, Pool #995233, UMBS, 5.50%, 10/1/2021	371	374
Fannie Mae, Pool #888017, UMBS, 6.00%, 11/1/2021	3,299	3,377
Fannie Mae, Pool #995329, UMBS, 5.50%, 12/1/2021	13,463	13,658
Fannie Mae, Pool #888136, UMBS, 6.00%, 12/1/2021	3,906	4,000
Fannie Mae, Pool #888810, UMBS, 5.50%, 11/1/2022	23,165	23,474
Fannie Mae, Pool #AD0462, UMBS, 5.50%, 10/1/2024	5,413	5,748
Fannie Mae, Pool #MA3463, UMBS, 4.00%, 9/1/2033	508,517	535,517
Fannie Mae, Pool #MA1834, UMBS, 4.50%, 2/1/2034	63,655	69,883
Fannie Mae, Pool #FM1158, UMBS, 3.50%, 6/1/2034	1,083,111	1,140,172
Fannie Mae, Pool #828377, UMBS, 5.50%, 6/1/2035	266,018	301,486
Fannie Mae, Pool #MA2587, UMBS, 3.50%, 4/1/2036	524,261	563,481
Fannie Mae, Pool #889494, UMBS, 5.50%, 1/1/2037	245,734	278,382
Fannie Mae, Pool #FM2568, UMBS, 3.00%, 5/1/2038	1,083,340	1,154,593
Fannie Mae, Pool #889624, UMBS, 5.50%, 5/1/2038	37,243	42,205
Fannie Mae, Pool #MA3412, UMBS, 3.50%, 7/1/2038	1,731,392	1,840,685
Fannie Mae, Pool #995876, UMBS, 6.00%, 11/1/2038	105,478	121,455
Fannie Mae, Pool #AD0307, UMBS, 5.50%, 1/1/2039	36,837	41,717
Fannie Mae, Pool #MA3988, UMBS, 3.00%, 4/1/2040	1,100,000	1,153,991
Fannie Mae, Pool #AI5172, UMBS, 4.00%, 8/1/2041	89,274	96,501
Fannie Mae, Pool #AH3858, UMBS, 4.50%, 8/1/2041	394,818	432,632
Fannie Mae, Pool #AL7729, UMBS, 4.00%, 6/1/2043	133,529	144,289
Fannie Mae, Pool #AS3622, UMBS, 3.50%, 10/1/2044	2,021,224	2,163,930
Fannie Mae, Pool #AX1685, UMBS, 3.50%, 11/1/2044	1,032,275	1,106,107
Fannie Mae, Pool #AS4103, UMBS, 4.50%, 12/1/2044	255,396	278,564
Fannie Mae, Pool #AY8604, UMBS, 3.50%, 4/1/2045	203,339	216,547
Fannie Mae, Pool #AZ9215, UMBS, 4.00%, 10/1/2045	665,542	719,425
Fannie Mae, Pool #BC6764, UMBS, 3.50%, 4/1/2046	109,531	116,570
Fannie Mae, Pool #BC8677, UMBS, 4.00%, 5/1/2046	106,905	115,226
Fannie Mae, Pool #BD2179, UMBS, 4.00%, 7/1/2046	245,480	264,638
Fannie Mae, Pool #BD1191, UMBS, 3.50%, 1/1/2047	471,278	499,579
Fannie Mae, Pool #BE7845, UMBS, 4.50%, 2/1/2047	152,619	165,394
Fannie Mae, Pool #FM2232, UMBS, 4.00%, 6/1/2048	451,734	484,062
Fannie Mae, Pool #CA1922, UMBS, 5.00%, 6/1/2048	557,927	602,185

Investment Portfolio - March 31, 2020

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #CA2056, UMBS, 4.50%, 7/1/2048	$375,185	$403,944
Fannie Mae, Pool #MA3443, UMBS, 4.00%, 8/1/2048	769,456	820,373
Fannie Mae, Pool #BK9366, UMBS, 4.50%, 8/1/2048	255,767	275,139
Fannie Mae, Pool #BK9598, UMBS, 4.50%, 8/1/2048	262,781	282,867
Fannie Mae, Pool #CA2373, UMBS, 5.00%, 9/1/2048	510,589	550,004
Fannie Mae, Pool #BM5859, UMBS, 4.00%, 10/1/2048	733,943	782,582
Fannie Mae, Pool #BM5024, UMBS, 3.00%, 11/1/2048	2,063,656	2,161,577
Fannie Mae, Pool #MA3521, UMBS, 4.00%, 11/1/2048	2,621,898	2,792,906
Fannie Mae, Pool #BN0622, UMBS, 4.50%, 1/1/2049	520,970	560,401
Fannie Mae, Pool #AL8674, 5.645%, 1/1/2049	491,118	570,019
Fannie Mae, Pool #MA3996, 2.50%, 4/1/2050	550,000	565,106
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	75	75
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	5,127	5,269
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	3,538	3,647
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	3,312	3,451
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	5,418	5,633
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	101,940	111,333
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	87,302	95,864
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	98,281	107,929
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	120,548	132,388
Freddie Mac, Pool #QN0349, UMBS, 3.00%, 8/1/2034	1,140,479	1,195,106
Freddie Mac, Pool #C91832, 3.50%, 6/1/2035	538,706	579,182
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	76,040	86,160
Freddie Mac, Pool #G08268, 5.00%, 5/1/2038	589,198	654,676
Freddie Mac, Pool #G05275, 5.50%, 2/1/2039	169,912	189,568
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	32,820	37,717
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	247,653	270,834
Freddie Mac, Pool #A93451, 4.50%, 8/1/2040	681,884	745,598
Freddie Mac, Pool #G60513, 5.00%, 7/1/2041	613,156	681,325
Freddie Mac, Pool #G60071, 4.50%, 7/1/2042	264,736	289,556
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	176,169	189,072
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	288,228	312,120
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	673,650	728,242
Freddie Mac, Pool #Q37857, 4.00%, 12/1/2045	585,686	632,314
Freddie Mac, Pool #G60855, 4.50%, 12/1/2045	253,868	276,920
Freddie Mac, Pool #Q38388, 4.00%, 1/1/2046	677,366	732,375
Freddie Mac, Pool #Q47544, 4.00%, 3/1/2047	785,889	850,486
Freddie Mac, Pool #Q47130, 4.50%, 4/1/2047	222,881	241,444
Freddie Mac, Pool #G08786, 4.50%, 10/1/2047	271,725	294,622
Freddie Mac, Pool #ZS4751, UMBS, 3.50%, 1/1/2048	985,328	1,044,092
Freddie Mac, Pool #Q57173, 4.50%, 7/1/2048	597,033	643,093
Freddie Mac, Pool #Q59744, 4.50%, 11/1/2048	766,379	824,468
Freddie Mac, Pool #Q59805, 4.50%, 11/1/2048	447,314	481,085

Investment Portfolio - March 31, 2020

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G61887, 5.00%, 2/1/2049	$973,815	$1,050,294
Freddie Mac, Pool #QA0192, UMBS, 3.50%, 6/1/2049	833,768	881,346

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $37,623,581)		38,863,032

SHORT-TERM INVESTMENT - 5.5%

Dreyfus Government Cash Management, Institutional Shares, 0.29%[9],
(Identified Cost $10,888,940)	10,888,940	10,888,940

TOTAL INVESTMENTS - 104.3%
(Identified Cost $202,142,339)		206,458,587
LIABILITIES, LESS OTHER ASSETS - (4.3%)		(8,540,789)

NET ASSETS - 100%		$197,917,798

IO - Interest only

LIBOR - London Interbank Offered Rate

UMBS - Uniform Mortgage-Backed Securities

[1]	Credit ratings from Moody’s (unaudited).
[2]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $40,320,100, or 20.4% of the Series’ net assets as of March 31, 2020.

[3]	Credit ratings from S&P (unaudited).
[4]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2020.
[5]	Security is perpetual in nature and has no stated maturity date.
[6]	Credit rating has been withdrawn. As of March 31, 2020, there is no rating available (unaudited).
[7]	Floating rate security. Rate shown is the rate in effect as of March 31, 2020.
[8]

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of March 31, 2020.

[9]	Rate shown is the current yield as of March 31, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - March 31, 2020

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$100,072,000	$—	$100,072,000	$—
Corporate debt:
Communication Services	10,498,312	—	10,498,312	—
Consumer Discretionary	7,833,523	—	7,833,523	—
Energy	6,328,380	—	6,328,380	—
Financials	9,160,369	—	9,160,369	—
Health Care	4,465,511	—	4,465,511	—
Industrials	4,536,376	—	4,536,376	—
Materials	1,731,306	—	1,731,306	—
Real Estate	5,685,683	—	5,685,683	—
Utilities	1,451,958	—	1,451,958	—
Asset-backed securities	22,825,313	—	22,825,313	—
Commercial mortgage-backed securities	18,963,416	—	18,963,416	—
Foreign government bonds	2,017,500	—	2,017,500	—
Short-Term Investment	10,888,940	10,888,940	—	—

Total assets	$206,458,587	$10,888,940	$195,569,647	$—

There were no Level 3 securities held by the Series as of December 31, 2019 or March 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.